STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	10 years		10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	3 years		3 years
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 0		$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Description	Of the approximately 10 million unvested stock options, the vesting criteria for 7.3 million options is still being evaluated as on the date of this Report, as those options are subject to individual milestone achievements. For more information on the stock options, refer to our 2024 Annual Report on Form 10-K filed with the SEC on April 15, 2025		Of the approximately 10 million unvested stock options, the vesting criteria for 7.3 million options is still being evaluated as on the date of this Report, as those options are subject to individual milestone achievements
Share-Based Payment Arrangement, Expense		$ 0		$ 0
2017 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	2,000,000		2,000,000
2015 and 2005 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	27,250,000		27,250,000